UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.5%
Australia – 5.1%
1,028,329	Aurizon Holdings Ltd. (Transportation)	$ 4,261,240
265,171	Computershare Ltd. (Software & Services)	2,899,960

		7,161,200

China – 1.8%
3,665,000	China Citic Bank Corp. Ltd. Class H (Banks)	2,500,305

Finland – 5.7%
212,278	Fortum OYJ (Utilities)	3,972,052
95,056	Nokian Renkaat OYJ (Automobiles & Components)	4,087,296

		8,059,348

France – 14.2%
231,241	AXA SA (Insurance)	4,281,415
90,360	BNP Paribas SA (Banks)	5,669,579
96,738	Compagnie Generale de Geophysique-Veritas (Energy)*	2,802,469
63,874	Safran SA (Capital Goods)	2,933,580
86,853	Vinci SA (Capital Goods)	4,421,133

		20,108,176

Germany – 5.1%
29,250	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,886,469
49,850	Beiersdorf AG (Household & Personal Products)	4,374,999

		7,261,468

Hong Kong – 2.7%
968,728	AIA Group Ltd. (Insurance)	3,853,714

Indonesia – 1.8%
4,688,000	PT Indomobil Sukses International Tbk (Retailing)	2,478,900

Ireland – 3.2%
132,892	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	4,445,534

Japan – 18.2%
22,300	FANUC Corp. (Capital Goods)	3,479,927
879,000	Isuzu Motors Ltd. (Automobiles & Components)	5,512,661
361,000	Kubota Corp. (Capital Goods)	4,123,352
112,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,712,632
111,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,490,324

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
102,600	Unicharm Corp. (Household & Personal Products)	$ 5,441,766

		25,760,662

Russia – 1.7%
159,550	Sberbank of Russia ADR (Banks)	2,353,902

Sweden – 5.7%
193,413	Scania AB Class B (Capital Goods)	3,968,705
356,480	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	4,146,312

		8,115,017

Switzerland – 6.3%
110,011	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,248,934
82,964	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,639,600

		8,888,534

United Kingdom – 21.9%
407,915	BG Group PLC (Energy)	7,240,049
842,784	Direct Line Insurance Group PLC (Insurance)*	2,979,405
388,106	HSBC Holdings PLC (Banks)	4,413,449
726,488	Melrose Industries PLC (Capital Goods)	2,689,850
41,645	Reckitt Benckiser Group PLC (Household & Personal Products)	2,774,473
66,685	Rio Tinto PLC (Materials)	3,767,320
313,508	Telecity Group PLC (Software & Services)	4,211,751
1,052,073	Vodafone Group PLC (Telecommunication Services)	2,871,276

		30,947,573

United States – 2.1%
75,224	Virgin Media, Inc. (Media)	2,963,073

TOTAL COMMON STOCKS		$134,897,406

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 3.0%
United States – 3.0%
71,815	iShares MSCI EAFE Index Fund	$ 4,235,649

TOTAL INVESTMENTS – 98.5%		$139,133,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		2,116,046

NET ASSETS – 100.0%		$141,249,101

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$129,358,543

Gross unrealized gain	13,823,146
Gross unrealized loss	(4,048,634)

Net unrealized security gain	$9,774,512

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 94.0%
Australia – 7.0%
25,158	Ansell Ltd. (Health Care Equipment & Services)	$ 450,228
155,531	Aristocrat Leisure Ltd. (Consumer Services)	601,593
63,418	Bank of Queensland Ltd. (Banks)	544,794
64,013	Boral Ltd. (Materials)	328,192
26,088	Caltex Australia Ltd. (Energy)	529,353
62,829	Computershare Ltd. (Software & Services)	687,110
96,051	DuluxGroup Ltd. (Materials)	412,954
122,549	Echo Entertainment Group Ltd. (Consumer Services)	459,061
485,341	Goodman Fielder Ltd. (Food, Beverage & Tobacco)*	337,257
45,522	Karoon Gas Australia Ltd. (Energy)*	308,690
114,071	Metcash Ltd. (Food & Staples
	Retailing)	453,258
127,773	NIB Holdings Ltd. (Insurance)	291,761
101,599	PanAust Ltd. (Materials)	313,697
68,411	Regis Resources Ltd. (Materials)*	371,952
64,633	Seek Ltd. (Commercial & Professional Services)	565,969

		6,655,869

Belgium – 0.6%
12,848	D’ieteren SA NV (Retailing)	568,533

Bermuda – 0.8%
95,984	Hiscox Ltd. (Insurance)	721,296

Canada – 9.1%
33,700	Aimia, Inc. (Media)	541,619
30,200	Alamos Gold, Inc. (Materials)	464,173
7,700	AltaGas Ltd. (Energy)	272,596
69,300	Bellatrix Exploration Ltd. (Energy)*	349,488
7,000	Canadian Real Estate Investment Trust (REIT)	315,049
16,000	Canadian Western Bank (Banks)	494,726
140,300	Capstone Mining Corp. (Materials)*	347,444
63,000	Copper Mountain Mining Corp. (Materials)*	221,707
15,700	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	626,174
27,500	Enerflex Ltd. (Energy)	337,202
13,100	Ensign Energy Services, Inc. (Energy)	223,806
22,500	Evertz Technologies Ltd. (Technology Hardware & Equipment)	364,097
42,900	Gran Tierra Energy, Inc. (Energy)*	228,823
24,824	Legacy Oil + Gas, Inc. (Energy)*	172,728
19,000	Linamar Corp. (Automobiles & Components)	487,668

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
6,589	MacDonald Dettwiler & Associates Ltd. (Software & Services)	$ 414,339
81,700	MBAC Fertilizer Corp. (Materials)*	283,419
29,100	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	646,537
91,100	Rubicon Minerals Corp. (Materials)*	212,816
9,100	ShawCor Ltd. Class A (Energy)	365,861
199,940	Southern Pacific Resource Corp. (Energy)*	240,553
17,500	Toromont Industries Ltd. (Capital Goods)	389,513
29,100	Westjet Airlines Ltd. Class A (Transportation)	609,775

		8,610,113

China – 1.9%
835,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	342,859
471,000	Haitian International Holdings Ltd. (Capital Goods)	594,565
37,642	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	496,122
295,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	402,334

		1,835,880

Finland – 0.9%
20,664	Nokian Renkaat OYJ (Automobiles & Components)	888,527

France – 6.4%
3,792	Arkema SA (Materials)	429,936
6,694	bioMerieux (Health Care Equipment & Services)	639,169
19,310	Cap Gemini SA (Software & Services)	930,561
29,635	Compagnie Generale de Geophysique-Veritas (Energy)*	858,516
12,373	Ingenico (Technology Hardware & Equipment)	779,986
30,421	JCDecaux SA (Media)	849,695
44,477	M6 Metropole Television SA (Media)	744,368
26,236	Nexity SA (Consumer Durables & Apparel)	800,727

		6,032,958

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 5.8%
10,456	Delticom AG (Retailing)	$ 502,754
17,102	GfK SE (Media)	989,915
44,273	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	399,320
12,946	Kabel Deutschland Holding AG (Media)	1,049,002
6,072	Lanxess AG (Materials)	512,901
10,214	MTU Aero Engines Holding AG
	(Capital Goods)	973,985
17,932	NORMA Group AG (Capital Goods)	521,237
1,870	Rational AG (Capital Goods)	566,491

		5,515,605

Hong Kong – 0.5%
226,000	Belle International Holdings Ltd. (Retailing)	502,655

Ireland – 2.6%
160,459	C&C Group PLC (Food, Beverage & Tobacco)	1,045,782
45,858	James Hardie Industries PLC CDI (Materials)	487,239
806,089	Kenmare Resources PLC (Materials)*	425,545
9,250	Kerry Group PLC Class A (Food, Beverage & Tobacco)(a)	485,439

		2,444,005

Italy – 1.4%
85,519	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	667,601
124,010	Unione di Banche Italiane ScpA (Banks)	647,243

		1,314,844

Japan – 18.4%
28,900	Aoyama Trading Co. Ltd. (Retailing)	567,205
24,800	Asics Corp. (Consumer Durables & Apparel)	353,199
106,700	CMK Corp. (Technology Hardware & Equipment)	398,292
4,500	COLOPL, Inc. (Software & Services)*	275,083
23,200	Daibiru Corp. (Real Estate)	225,137
8,300	Daiichikosho Co. Ltd. (Media)	202,860
19,400	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	274,157
78,000	Dowa Holdings Co. Ltd. (Materials)	551,783
151	Dwango Co. Ltd. (Software & Services)	327,824
32,600	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	440,565

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
7,400	FP Corp. (Materials)	$ 477,212
14,900	Fuji Seal International, Inc. (Materials)	323,237
108,900	GMO internet Inc. (Software & Services)	797,823
24,100	Hitachi Capital Corp. (Diversified Financials)	480,278
39,000	J. Front Retailing Co. Ltd. (Retailing)	213,928
15,100	Jafco Co. Ltd. (Diversified Financials)	522,787
14,400	Kakaku.com, Inc. (Software & Services)	537,510
6,100	Mabuchi Motor Co. Ltd. (Capital Goods)	273,894
47,800	Macromill, Inc. (Software & Services)	536,332
16,100	Maruwa Co. Ltd. (Technology Hardware & Equipment)	494,115
36,100	Nichii Gakkan Co. (Health Care Equipment & Services)	310,694
52,000	Nippo Corp. (Capital Goods)	697,375
39,100	Nittoku Engineering Co. Ltd. (Capital Goods)	446,227
140,000	NTN Corp. (Capital Goods)	403,203
60,500	Pocket Card Co. Ltd. (Diversified Financials)	338,227
144,000	Press Kogyo Co. Ltd. (Automobiles & Components)	633,903
87,000	Sankyu, Inc. (Transportation)	343,506
118,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	391,767
21,500	SCSK Corp. (Software & Services)	402,931
41,000	Seino Holdings Co. Ltd. (Transportation)	279,319
127,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	560,428
4,700	Sundrug Co. Ltd. (Food & Staples Retailing)	176,809
142,000	Taiheiyo Cement Corp. (Materials)	386,589
44,100	Takara Leben Co. Ltd. (Real Estate)	514,081
33,000	The Awa Bank Ltd. (Banks)	200,477
84,000	The Gunma Bank Ltd. (Banks)	405,450
100,000	The Hachijuni Bank Ltd. (Banks)	500,656
108,000	The Higo Bank Ltd. (Banks)	665,687
114,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	571,626
48,900	Tokyo Derica Co. Ltd. (Retailing)	541,445
77,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	444,222

		17,487,843

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.7%
371,734	Regus PLC (Commercial &
	Professional Services)	$ 697,238

Netherlands – 1.8%
11,451	Corio NV (REIT)	555,738
35,135	Delta Lloyd NV (Insurance)	692,055
6,616	Fugro NV CVA (Energy)	400,433

		1,648,226

Singapore – 1.0%
598,000	Mapletree Commercial Trust (REIT)	645,033
227,000	Tat Hong Holdings Ltd. (Capital Goods)	282,392

		927,425

South Korea – 3.7%
3,180	ABLE C&C (Household & Personal Products)	222,142
49,306	Eugene Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	641,843
23,830	KT Skylife Co. Ltd. (Media)*	704,389
6,230	Kumho Petro Chemical Co. Ltd. (Materials)	681,470
27,902	Nanos Co. Ltd. (Technology Hardware & Equipment)*	424,416
3,396	NongShim Co. Ltd. (Food, Beverage & Tobacco)	869,385

		3,543,645

Spain – 1.8%
36,245	Amadeus IT Holding SA Class A (Software & Services)	908,260
16,217	Tecnicas Reunidas SA (Energy)	824,329

		1,732,589

Sweden – 1.4%
24,050	Boliden AB (Materials)	444,518
58,288	Castellum AB (Real Estate)	859,540

		1,304,058

Switzerland – 7.0%
5,293	Dufry AG (Registered) (Retailing)*	722,084
1,792	Flughafen Zuerich AG (Registered) (Transportation)	797,987
3,723	Geberit AG (Registered) (Capital Goods)*	870,908
318	Lindt & Spruengli AG (Food, Beverage & Tobacco)*	1,138,086

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
7,390	Panalpina Welttransport Holding AG (Registered) (Transportation)	$ 744,558
3,582	Partners Group Holding AG (Diversified Financials)	840,903
5,582	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	645,560
5,815	Sulzer AG (Registered) (Capital Goods)	914,463

		6,674,549

United Kingdom – 20.5%
94,810	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	585,686
131,176	Aberdeen Asset Management PLC (Diversified Financials)	837,196
148,359	Ashmore Group PLC (Diversified Financials)	840,721
116,837	AZ Electronic Materials SA (Materials)	692,033
111,255	Bodycote PLC (Capital Goods)	814,811
52,831	Close Brothers Group PLC (Diversified Financials)	830,504
22,116	Croda International PLC (Materials)	849,876
24,389	Derwent London PLC (REIT)	834,176
113,681	Direct Line Insurance Group PLC (Insurance)*	401,884
66,170	Greene King PLC (Consumer Services)	699,587
108,525	Halma PLC (Technology Hardware & Equipment)	792,667
33,545	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	428,888
41,343	IMI PLC (Capital Goods)	766,513
122,359	Inchcape PLC (Retailing)	918,153
25,209	InterContinental Hotels Group PLC (Consumer Services)	739,892
438,680	Londonmetric Property PLC (REIT)	768,554
259,676	Melrose Industries PLC (Capital Goods)	961,461
56,595	Pennon Group PLC (Utilities)	606,931
67,109	Persimmon PLC (Consumer Durables & Apparel)	897,087
88,311	Rexam PLC (Materials)	656,471
24,175	Spirax-Sarco Engineering PLC (Capital Goods)	862,793
90,756	St. James’s Place PLC (Insurance)	665,095
79,069	Telecity Group PLC (Software & Services)	1,062,234
54,048	Travis Perkins PLC (Capital Goods)	1,035,987
75,630	Unite Group PLC (Real Estate)	341,197

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
24,428	Victrex PLC (Materials)	$ 593,167

		19,483,564

United States – 0.7%
16,766	Virgin Media, Inc. (Media)	660,413

TOTAL COMMON STOCKS		$89,249,835

Preferred Stocks – 1.5%
Germany – 1.4%
5,053	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	$ 619,475
7,355	Sartorius AG Preference Shares (Health Care Equipment & Services)	754,291

		1,373,766

United Kingdom – 0.1%
91,254	Rexam PLC Preference Shares Class B (Materials)*	65,128

TOTAL PREFERRED STOCKS		$ 1,438,894

Exchange Traded Funds – 1.2%
Israel – 0.5%
11,095	iShares MSCI Israel Capped Index Fund	$ 471,982

South Korea – 0.7%
11,495	iShares MSCI South Korea Index Fund	684,757

TOTAL EXCHANGE TRADED FUNDS		$ 1,156,739

TOTAL INVESTMENTS – 96.7%		$91,845,468

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		3,097,279

NET ASSETS – 100.0%		$94,942,747

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:
Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

MSCI Singapore Index	11	February 2013	$654,854	$2,469
Stoxx Europe Small 200 Index	111	March 2013	1,399,396	(14,740)

TOTAL				$(12,271)

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$84,087,906

Gross unrealized gain	10,506,342
Gross unrealized loss	(2,748,780)

Net unrealized security gain	$7,757,562

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 93.6%
Australia – 3.6%
197,764	Aurizon Holdings Ltd. (Transportation)	$ 819,504
44,100	Westpac Banking Corp. (Banks)	1,290,138

		2,109,642

Belgium – 3.4%
14,311	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	1,259,205
4,885	Solvay SA (Materials)	767,501

		2,026,706

Brazil – 0.5%
26,773	Transmissora Alianca de Energia Eletrica SA (Utilities)	315,949

China – 0.9%
771,000	China Citic Bank Corp. Ltd. Class H (Banks)	525,985

Finland – 3.1%
34,287	Fortum OYJ (Utilities)	641,563
27,934	Nokian Renkaat OYJ (Automobiles & Components)	1,201,129

		1,842,692

France – 13.6%
4,557	Air Liquide SA (Materials)	581,803
3,742	Air Liquide SA-Prime De Fidelite (Materials)*	477,750
40,962	AXA SA (Insurance)	758,409
22,330	BNP Paribas SA (Banks)	1,401,081
24,140	Compagnie Generale de Geophysique-Veritas (Energy)*	699,328
16,492	JCDecaux SA (Media)	460,641
4,025	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	757,816
17,734	Safran SA (Capital Goods)	814,481
16,387	Total SA (Energy)	888,049
23,807	Vinci SA (Capital Goods)	1,211,863

		8,051,221

Germany – 4.9%
12,500	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,233,534
6,967	Bayerische Motoren Werke AG (Automobiles & Components)	701,705
10,920	Beiersdorf AG (Household & Personal Products)	958,375

		2,893,614

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 2.9%
210,641	AIA Group Ltd. (Insurance)	$ 837,955
196,000	Belle International Holdings Ltd. (Retailing)	435,931
160,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	468,085

		1,741,971

India – 0.8%
13,376	Hero Motocorp Ltd. (Automobiles & Components)	457,970

Ireland – 2.9%
11,531	Kerry Group PLC Class A (Food, Beverage & Tobacco)	605,135
32,883	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,100,010

		1,705,145

Japan – 17.7%
15,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	789,034
3,500	FANUC Corp. (Capital Goods)	546,177
28,300	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	562,032
102,000	Isuzu Motors Ltd. (Automobiles & Components)	639,694
21,600	Komatsu Ltd. (Capital Goods)	574,474
73,000	Kubota Corp. (Capital Goods)	833,808
39,400	LIXIL Group Corp. (Capital Goods)	915,592
35,000	Mitsubishi Estate Co. Ltd. (Real Estate)	847,697
29,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	902,233
33,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,333,441
94,000	Tokyo Gas Co. Ltd. (Utilities)	443,266
24,400	Toyota Motor Corp. (Automobiles & Components)	1,165,453
17,400	Unicharm Corp. (Household & Personal Products)	922,873

		10,475,774

Netherlands – 2.8%
28,691	Unilever NV CVA (Food, Beverage & Tobacco)	1,162,451
15,551	Ziggo NV (Telecommunication Services)	496,100

		1,658,551

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – 1.8%
8,580	OAO Lukoil ADR (Energy)	$ 578,545
34,146	Sberbank of Russia ADR (Banks)	503,769

		1,082,314

South Africa – 0.7%
118,715	Nampak Ltd. (Materials)	416,600

South Korea – 1.1%
8,230	Kia Motors Corp. (Automobiles & Components)	390,918
221	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	294,026

		684,944

Sweden – 3.2%
29,233	Scania AB Class B (Capital Goods)	599,842
114,500	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,331,779

		1,931,621

Switzerland – 8.7%
28,833	Credit Suisse Group AG (Registered) (Diversified Financials)*	851,520
38,551	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,620,561
3,690	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	815,634
2,811	Sulzer AG (Registered) (Capital Goods)	442,056
8,772	Wolseley PLC (Capital Goods)	409,325

		5,139,096

United Kingdom – 21.0%
101,024	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	624,073
68,712	BG Group PLC (Energy)	1,219,563
213,175	BP PLC (Energy)(a)	1,578,031
38,652	Burberry Group PLC (Consumer Durables & Apparel)	830,360
143,736	Direct Line Insurance Group PLC (Insurance)*	508,135
219,971	HSBC Holdings PLC (Banks)	2,501,458
119,891	Melrose Industries PLC (Capital Goods)	443,901
5,898	Reed Elsevier PLC (Media)	64,194
30,841	Rio Tinto PLC (Materials)	1,742,340
122,608	Royal Bank of Scotland Group PLC (Banks)*	666,668

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
14,975	Schroders PLC (Diversified Financials)	$ 460,180
15,583	Spirax-Sarco Engineering PLC (Capital Goods)	556,149
471,498	Vodafone Group PLC (Telecommunication Services)	1,286,793

12,481,845

TOTAL COMMON STOCKS		$ 55,541,640

Preferred Stock – 0.5%
Germany – 0.5%
3,150	Sartorius AG Preference Shares (Health Care Equipment & Services)	$ 323,048

Exchange Traded Fund – 1.0%
Japan – 1.0%
58,766	iShares MSCI Japan Index Fund	$ 585,897

TOTAL INVESTMENTS – 95.1%		$ 56,450,585

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%		2,877,917

NET ASSETS – 100.0%		$ 59,328,502

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:
Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	43	March 2013	$1,582,828	$36,620

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$48,782,469

Gross unrealized gain	8,844,233
Gross unrealized loss	(1,176,117)

Net unrealized security gain	$7,668,116

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2013:

CONCENTRATED INTERNATIONAL EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$7,198,722	$—		$—
Other	—	131,934,333	(a)	—
Total	$7,198,722	$131,934,333		$—

INTERNATIONAL SMALL CAP
Investment Type	Level 1	Level 2(a)		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$9,270,526	$721,296		$—
Other	1,652,860	80,200,786		—
Total	$10,923,386	$80,922,082		$—
Derivative Type
Assets(b)
Futures Contracts	$2,469	$—		$—
Liabilities(b)
Futures Contracts	$(14,740)	$—		$—

STRATEGIC INTERNATIONAL EQUITY
Investment Type	Level 1	Level 2(a)		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$315,949		$—
Other	585,897	55,548,739		—
Total	$585,897	$55,864,688		$—
Derivative Type
Assets(b)
Futures Contracts	$36,620	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) and active trading market for an ETF’s shares may not develop or be maintained.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date March 20, 2013

*	Print the name and title of each signing officer under his or her signature.